FAIR VALUE MEASUREMENTS - Level 3 inputs (Details)	Mar. 31, 2021 Y $ / shares USD ($)	Dec. 31, 2020 Y $ / shares USD ($)
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	11.50	11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	10.25	10.00
Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | Y	5.17	5.00
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | $	26.6	82.9
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.96	0.42
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.0	0.0
Public and private warrant price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	1.96	3.30